Post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of information about defined benefit plans [abstract]
Summary of fair value of plan assets
The proportions of the total fair value of assets in the pension plans for each asset class at the balance sheet date were:

	2019		2018
Equities	20.4%		20.7%
– Quoted		17.0%		16.7%
– Private		3.4%		4.0%
Bonds	63.4%		63.6%
– Government fixed income		18.4%		18.0%
– Government inflation-linked		16.2%		15.5%
– Corporate and other publicly quoted		24.1%		27.1%
– Private		4.7%		3.0%
Property	8.8%		11.0%
– Quoted property funds		3.4%		5.1%
– Unquoted property funds		5.4%		5.9%
Qualifying insurance policies	3.1%		0.1%
Cash & other	4.3%		4.6%
Total	100.0%		100.0%

Summary of maturity of defined benefit obligations
An approximate analysis of the maturity of the obligations is given in the table below:

	Pension benefits	Other benefits	2019 Total	2018 Total	2017 Total
Proportion relating to current employees	20%	19%	20%	19%	20%
Proportion relating to former employees not yet retired	12%	0%	12%	11%	11%
Proportion relating to retirees	68%	81%	68%	70%	69%
Total	100%	100%	100%	100%	100%
Average duration of obligations (years)	14.5	13.4	14.4	13.4	13.9

Summary of geographical distribution of defined benefit obligations
An approximate analysis of the geographic distribution of the obligations is given in the table below:

	Pension benefits	Other benefits	2019 Total	2018 Total	2017 Total
Canada	54%	44%	53%	48%	49%
UK	30%	2%	28%	28%	27%
US	7%	51%	10%	14%	14%
Switzerland	5%	0%	5%	5%	5%
Other	4%	3%	4%	5%	5%
Total	100%	100%	100%	100%	100%

Summary of total expense recognised in the income statement
Total expense recognised in the income statement

	Pension benefits US$m	Other benefits US$m	2019 Total US$m	2018 Total US$m	2017 Total US$m
Current employer service cost for defined benefit plans	(119)	(6)	(125)	(165)	(155)
Past service (cost)/income	—	—	—	(36)	4
Curtailment gains	—	—	—	2	1
Settlement gains	51	—	51	5	1
Net interest on net defined benefit liability	(22)	(36)	(58)	(79)	(79)
Non-investment expenses paid from the plans	(14)	—	(14)	(15)	(17)
Total defined benefit expense	(104)	(42)	(146)	(288)	(245)
Current employer service cost for defined contribution and industry-wide plans	(235)	(3)	(238)	(244)	(255)
Total expense recognised in the income statement	(339)	(45)	(384)	(532)	(500)

Summary of total amount recognised in other comprehensive income before tax
Total amount recognised in other comprehensive income before tax

	2019 US$m	2018 US$m	2017 US$m
Actuarial (losses)/gains	(1,295)	1,382	(855)
Return on assets (net of interest on assets)	1,033	(527)	894
Gain/(loss) on application of asset ceiling	—	52	(33)
Total (loss)/gain recognised in other comprehensive income	(262)	907	6

Summary of amount recognised in balance sheet
The following amounts were measured in accordance with IAS 19 at 31 December:

	Pension benefits US$m	Other benefits US$m	2019 Total US$m	2018 Total US$m
Total fair value of plan assets	13,923	—	13,923	13,203
Present value of obligations – funded	(14,311)	—	(14,311)	(13,482)
Present value of obligations – unfunded	(443)	(899)	(1,342)	(1,272)
Present value of obligations – total	(14,754)	(899)	(15,653)	(14,754)
Effect of asset ceiling	—	—	—	—
Net deficit to be shown in the balance sheet	(831)	(899)	(1,730)	(1,551)
Comprising:
– Deficits	(1,815)	(899)	(2,714)	(2,486)
– Surpluses	984	—	984	935
Net deficits on pension plans	(831)	—	(831)	(680)
Unfunded post-retirement healthcare obligation	—	(899)	(899)	(871)

Summary of funding policy and contributions to plans

	Pension benefits US$m	Other benefits US$m	2019 Total US$m	2018 Total US$m	2017 Total US$m
Contributions to defined benefit plans	223	34	257	248	404
Contributions to defined contribution plans	232	3	235	244	243
Contributions to industry-wide plans	—	—	—	—	12
Total	455	37	492	492	659

Summary of movement in net defined benefit liability
The amounts shown below include, where appropriate, 100% of the costs, contributions, gains and losses in respect of employees who participate in the plans and who are employed in associates and joint arrangements. Consequently, the costs, contributions, gains and losses may not correspond directly to the amounts disclosed above in respect of the Group. Defined contribution plans and industry-wide plans are excluded from the movements below.

	Pension benefits US$m	Other benefits US$m	2019 Total US$m	2018 Total US$m
Change in the net defined benefit liability
Net defined benefit liability at the start of the year	(680)	(871)	(1,551)	(2,499)
Amounts recognised in Income statement	(104)	(42)	(146)	(288)
Amounts recognised in Other comprehensive income	(259)	(3)	(262)	907
Employer contributions	223	34	257	248
Arrangements added/divested	(5)	—	(5)	(10)
Assets transferred to defined contribution section	(3)	—	(3)	—
Currency exchange rate loss	(3)	(17)	(20)	91
Net defined benefit liability at the end of the year	(831)	(899)	(1,730)	(1,551)

	Pension benefits US$m	Other benefits US$m	2019 Total US$m	2018 Total US$m
Change in present value of obligation
Present value of obligation at the start of the year	(13,883)	(871)	(14,754)	(17,645)
Current employer service costs	(119)	(6)	(125)	(165)
Past service cost	—	—	—	(36)
Curtailments	—	—	—	2
Settlements	638	—	638	299
Interest on obligation	(440)	(36)	(476)	(503)
Contributions by plan participants	(23)	—	(23)	(24)
Benefits paid	828	34	862	915
Experience gains	48	63	111	32
Changes in financial assumptions (loss)/gain	(1,355)	(92)	(1,447)	1,349
Changes in demographic assumptions gain	15	26	41	1
Arrangements (added)/divested	(5)	—	(5)	94
Currency exchange rate (loss)/gain	(458)	(17)	(475)	927
Present value of obligation at the end of the year	(14,754)	(899)	(15,653)	(14,754)
44 Post-retirement benefits continued

	Pension benefits US$m	Other benefits US$m	2019 Total US$m	2018 Total US$m
Change in plan assets
Fair value of plan assets at the start of the year	13,203	—	13,203	15,257
Settlements	(587)	—	(587)	(294)
Interest on assets	418	—	418	434
Contributions by plan participants	23	—	23	24
Contributions by employer	223	34	257	248
Benefits paid	(828)	(34)	(862)	(915)
Non-investment expenses	(14)	—	(14)	(15)
Return on plan assets (net of interest on assets)	1,033	—	1,033	(527)
Arrangements divested	—	—	—	(161)
Assets transferred to defined contribution section	(3)	—	(3)	—
Currency exchange rate gain/(loss)	455	—	455	(848)
Fair value of plan assets at the end of the year	13,923	—	13,923	13,203

	Pension benefits US$m	Other benefits US$m	2019 Total US$m	2018 Total US$m
Change in the effect of the asset ceiling
Effect of the asset ceiling at the start of the year	—	—	—	(111)
Interest on the effect of the asset ceiling	—	—	—	(10)
Movement in the effect of the asset ceiling	—	—	—	52
Arrangements divested and other transfers	—	—	—	57
Currency exchange rate gain	—	—	—	12
Effect of the asset ceiling at the end of the year	—	—	—	—

Summary of main assumptions rate for valuations of plans and sensitivity analysis

	Canada	UK	US	Switzerland
At 31 December 2019
Discount rate	3.1%	2.0%	3.1%	0.2%
Inflation(a)	1.6%	2.9%	2.0%	1.1%
Rate of increase in pensions	0.1%	2.5%	0.0%	0.2%
Rate of increase in salaries	2.8%	3.5%	3.5%	2.1%

At 31 December 2018
Discount rate	3.9%	2.8%	4.2%	0.7%
Inflation(a)	1.6%	3.3%	2.0%	1.2%
Rate of increase in pensions	0.2%	2.9%	0.0%	0.0%
Rate of increase in salaries	2.9%	3.7%	3.5%	2.2%

(a)	The inflation assumption shown for the UK is for the Retail Price Index. The assumption for the Consumer Price Index at 31 December 2019 was 2.0% (2018: 2.2%).

The main financial assumptions used for the healthcare plans, which are predominantly in the US and Canada, were: discount rate: 3.3% (2018: 4.2%); medical trend rate: 6.1% reducing to 4.6% by the year 2029 broadly on a straight line basis (2018: 7.6%, reducing to 4.6% by the year 2029); claims costs based on individual company experience.
For both the pension and healthcare arrangements the post-retirement mortality assumptions allow for future improvements in longevity. The mortality tables used imply that a man aged 60 at the balance sheet date has a weighted average expected future lifetime of 27 years (2018: 27 years) and that a man aged 60 in 2039 would have a weighted average expected future lifetime of 28 years (2018: 28 years).

		2019		2018
		Approximate (increase)/decrease in obligations		Approximate (increase)/decrease in obligations
Assumption	Change in assumption	Pensions US$m	Other US$m	Pensions US$m	Other US$m
Discount rate	Increase of 0.5 percentage points	894	56	782	51
	Decrease of 0.5 percentage points	(1,057)	(60)	(832)	(55)
Inflation	Increase of 0.5 percentage points	(447)	(17)	(389)	(17)
	Decrease of 0.5 percentage points	422	15	369	15
Salary increases	Increase of 0.5 percentage points	(55)	(1)	(46)	(1)
	Decrease of 0.5 percentage points	54	1	45	1
Demographic – allowance for future improvements in longevity	Participants assumed to have the mortality rates of individuals who are one year older	443	18	381	18
	Participants assumed to have the mortality rates of individuals who are one year younger	(465)	(18)	(381)	(18)